Statement of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CIK0001816090 FTAC Olympus Acquisition Corp.
Formation and operating costs	$ 684,843
Operating income (loss)	(684,843)
Other income (expense):
Interest earned on marketable securities held in Trust Account	25,407
Change in fair value of warrant liabilities	(5,952,736)
Offering costs associated with warrants recorded as liabilities	(2,541,368)
Net loss	$ (9,153,540)
Weighted average shares outstanding of Class A redeemable ordinary shares (in Shares) | shares	75,376,489
Basic and diluted net income per share, Class A redeemable ordinary shares (in Dollars per share) | $ / shares	$ 0.00
Weighted average shares outstanding of Class A and Class B non-redeemable ordinary shares (in Shares) | shares	20,766,410
Basic and diluted net loss per share, Class A and Class B non-redeemable (in Shares) | shares	(0.44)